Commitments and Contingencies - Summary of Amortization and Interest Expense Related to Capital Leases (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Amortization and Interest Expense Related to Capital Leases [Abstract]
Depreciation and amortization	$ 231	$ 2,282	$ 3,173
Interest expense	$ 26	$ 206	$ 395